ENDORSEMENT OF NOTE RECEIVABLES - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
ENDORSEMENT OF NOTE RECEIVABLES
Endorsed Bank Acceptance Bill	$ 67,703	$ 41,981